ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS - Disclosure of detailed information about loss from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Consulting and filing fees	$ 116,686	$ 870,448	$ 305,778
Accounting and legal	476,149	621,364	181,855
Office and administration	1,899,890	2,190,137	2,083,869
Research	277,600	373,467	529,961
Travel	133,304	105,844	118,011
Marketing	364,412	359,638	312,659
Foreign exchange loss (gain)	(99,842)	39,088	(118,128)
Amortization	14,962	16,217	12,299
Income (Loss) before the following	443,691	(833,927)	222,153
Termination settlement			465,360
Net Income (Loss) from Discontinued Operations	(99,760)	(2,969,442)	(1,983,789)
Discontinued operations [Member]
Expenses
Consulting and filing fees	2,500	109,489	155,692
Accounting and legal	18,125	78,529	98,247
Office and administration	22,258	493,199	402,317
Research	0	986,307	594,870
Travel	0	9,753	23,985
Marketing		62,611	82,274
Foreign exchange loss (gain)	25,575	(55,360)	85,468
Amortization	81,569	115,227	75,576
Operating expenses from discontinued operations	150,027	1,799,755	1,518,429
Income (Loss) before the following	(150,027)	(1,799,755)	(1,518,429)
Termination settlement			465,360
Sale of PP&E / Gain on sublease	50,267	(1,807)	0
Impairment of prototypes and intangibles		1,171,494	0
Net Income (Loss) from Discontinued Operations	$ (99,760)	$ (2,969,442)	$ (1,983,789)